Interest expense - Summary of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest incurred and similar charges	$ 1,971	$ 2,086	$ 2,174
Interest expense related to leases	1,724	1,987	2,185
Less: interest capitalised	(950)	(917)	(799)
Other net (gains)/losses on fair value and cash flow hedges of debt	(71)	1	32
Accretion expense	507	450	497
Total	$ 3,181	$ 3,607	$ 4,089